EARNINGS PER SHARE (Details)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010		Oct. 25, 2009
EARNINGS PER SHARE
Basic weighted-average shares outstanding	266,394,000	266,732,000	[1]	268,454,000	[1]
Dilutive potential common shares	5,521,000	3,966,000		2,525,000
Diluted weighted-average shares outstanding	271,915,000	270,698,000	[1]	270,979,000	[1]
Weighted average stock options not included in the computation of dilutive potential common shares (in shares)	700,000	3,600,000		10,000,000

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.